DEBT - Bridge Financing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Oct. 01, 2020	Sep. 30, 2020	Dec. 31, 2018
DEBT
Debt issuance costs	$ 77,384		$ 74,336
Bridge Notes
DEBT
Face amount of debt	$ 3,500,000					$ 7,000,000
Interest rate	15.00%			30.00%	24.00%
Interest expense	$ 1,014,657	$ 1,607,398
Debt issuance costs	0	5,771
Related party interest expense	320,469	$ 446,660
Minimum Gross Proceeds From Equity Financing Required For Conversion Of Debt	$ 18,000,000
Percentage of outstanding unpaid principal, holders may elect to convert	50.00%
Discount rate on issue price of stock in elective conversion stock	30.00%
Number of times of third party loan proceeds	1.50
Related Party Bridge Notes
DEBT
Face amount of debt	$ 1,905,000
Minimum | Bridge Notes
DEBT
Interest rate				24.00%